Share-Based Payment Arrangements (Details) - Schedule of Assumptions were Used - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
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Share-Based Payment Arrangements (Details) - Schedule of Assumptions were Used [Line Items]
Share Price - USD	$ 0.16	$ 0.213
Exercise price - USD	$ 0.19	$ 0.208
Expected volatility (%)	93.54%	91.64%
Expected duration (years)	2 years	2 years
Risk free rate interest rate (%)	3.56%	2.90%
Top of range [Member]
Share-Based Payment Arrangements (Details) - Schedule of Assumptions were Used [Line Items]
Share Price - USD	$ 0.226	$ 0.316
Exercise price - USD	$ 0.2	$ 0.304
Expected volatility (%)	96.04%	96.26%
Expected duration (years)	5 years	5 years
Risk free rate interest rate (%)	4.31%	4.28%